Condensed Financial Information (Parent Company) (Interest Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest Expense [Abstract]
Total interest expense	$ 874	$ 854	$ 871
Parent Company [Member]
Interest Expense [Abstract]
Total interest expense	1,151	1,122	985
Parent Company [Member] | Long-term Debt [Member]
Interest Expense [Abstract]
Total interest expense	809	790	779
Parent Company [Member] | Long-term Debt [Member] | Affiliated Entity [Member]
Interest Expense [Abstract]
Total interest expense	173	163	28
Parent Company [Member] | Secured Debt [Member]
Interest Expense [Abstract]
Total interest expense	35	35	42
Parent Company [Member] | Junior Subordinated Debt [Member]
Interest Expense [Abstract]
Total interest expense	134	134	134
Parent Company [Member] | Stock Purchase Contracts [Member]
Interest Expense [Abstract]
Total interest expense	$ 0	$ 0	$ 2